17. Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Leasehold improvements and equipment	€ 1,414	€ 1,113
Inventories	260	241
Trade and other receivables	1,429	1,102
Other assets	387	800
Financial assets	13,974
Cash and cash equivalents	94,829	39,837	€ 35,407	€ 76,740
Total	112,293	43,093
Thereof Assets Pledged
Disclosure of detailed information about borrowings [line items]
Leasehold improvements and equipment	1,174	891
Inventories	235	219
Trade and other receivables	1,007	328
Other assets		292
Financial assets	13,974
Cash and cash equivalents	92,933	38,726
Total	€ 109,323	€ 40,456